Kirkpatrick & Lockhart LLP                       1800 Massachusetts Avenue, N.W.
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                                                 Francine J. Rosenberger
                                                 202.778.9187
                                                 Fax:  202.778.9100
                                                 francine.rosenberger@kl.com
January 6, 2000

EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Cash Trust
                  File Nos. 2-98635 and 811-4337
                  ------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 20 ("PEA No. 20") to its Registration Statement on Form N-1A and that PEA No. 20 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                          Very truly yours,



                                          /s/ Francine J. Rosenberger
                                          ------------------------------
                                          Francine J. Rosenberger

Attachments

cc:  Donald H. Glassman
      Heritage Asset Management, Inc.